Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Valuation gain (loss) on FVOCI	₩ 438,979	₩ (47,086)
Other comprehensive loss of investments in associates and joint ventures	(392,333)	(278,142)
Valuation gain (loss) on derivatives	17,615	(920)
Foreign currency translation differences for foreign operations	(24,122)	(3,428)
Total reserves, net of taxes	₩ 40,139	₩ (329,576)	₩ (373,442)